Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 7.3%
Astra International Tbk PT	62,995,930	$32,882,794

Banks — 35.8%
Bank Central Asia Tbk PT	32,439,458	66,140,356
Bank Mandiri Persero Tbk PT	35,962,860	19,338,935
Bank Negara Indonesia Persero Tbk PT	27,427,458	16,142,277
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,611,736	1,409,404
Bank Pembangunan Daerah Jawa Timur Tbk PT	20,254,300	879,850
Bank Rakyat Indonesia Persero Tbk PT	180,222,760	51,771,821
Bank Tabungan Negara Persero Tbk PT	17,437,526	3,017,740
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	9,158,500	1,828,812

		160,529,195

Capital Markets — 0.8%
Kresna Graha Investama Tbk PT(a)	53,560,400	2,232,856
Pool Advista Indonesia Tbk PT(a)	8,611,400	1,496,323

		3,729,179

Chemicals — 1.0%
Barito Pacific Tbk PT	20,212,200	4,673,341

Construction & Engineering — 2.1%
Adhi Karya Persero Tbk PT	10,436,010	1,060,236
PP Persero Tbk PT	14,327,122	1,977,539
Sitara Propertindo Tbk PT(a)	29,318,500	1,571,459
Waskita Karya Persero Tbk PT	20,291,100	2,573,263
Wijaya Karya Persero Tbk PT	14,704,370	2,338,688

		9,521,185

Construction Materials — 4.6%
Indocement Tunggal Prakarsa Tbk PT	6,846,944	10,170,272
Semen Indonesia Persero Tbk PT	11,105,455	8,987,074
Waskita Beton Precast Tbk PT	53,554,300	1,493,404

		20,650,750

Diversified Telecommunication Services — 10.5%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	5,746,000	1,791,536
Telekomunikasi Indonesia Persero Tbk PT	158,431,790	43,291,924
Tower Bersama Infrastructure Tbk PT(a)	8,576,100	2,199,231

		47,282,691

Energy Equipment & Services — 0.3%
Pelayaran Tamarin Samudra Tbk PT(a)	3,862,500	1,334,183

Food Products — 6.7%
Charoen Pokphand Indonesia Tbk PT	27,286,125	9,367,806
Eagle High Plantations Tbk PT(a)	53,713,752	575,807
Indofood CBP Sukses Makmur Tbk PT	8,904,454	6,114,111
Indofood Sukses Makmur Tbk PT	16,518,730	7,638,719
Inti Agri Resources Tbk PT(a)	218,344,800	979,090
Japfa Comfeed Indonesia Tbk PT	19,252,000	2,023,332
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	16,319,600	1,309,227
Salim Ivomas Pratama Tbk PT	3,361,800	77,258
Sawit Sumbermas Sarana Tbk PT	16,401,500	1,183,643
Tunas Baru Lampung Tbk PT	15,693,800	918,152

		30,187,145

Gas Utilities — 1.3%
Perusahaan Gas Negara Tbk PT	41,369,707	5,971,035

Security	Shares	Value
Household Products — 3.9%
Unilever Indonesia Tbk PT	5,591,604	$17,433,973

Insurance — 0.4%
Panin Financial Tbk PT(a)	71,634,278	1,756,665

Marine — 0.3%
Berlian Laju Tanker Tbk PT(a)	20,933,614	73,336
Trada Alam Minera Tbk PT(a)	148,920,900	1,293,830

		1,367,166

Media — 1.4%
Global Mediacom Tbk PT	39,997,700	1,154,602
Media Nusantara Citra Tbk PT	26,803,200	2,140,876
Surya Citra Media Tbk PT	24,381,100	2,818,624

		6,114,102

Metals & Mining — 0.9%
Aneka Tambang Tbk	37,886,554	1,924,523
Krakatau Steel Persero Tbk PT(a)	28,798,493	811,140
Timah Tbk PT	16,182,080	1,269,849

		4,005,512

Multiline Retail — 1.5%
Matahari Department Store Tbk PT	10,305,600	2,707,724
Mitra Adiperkasa Tbk PT	35,728,800	2,202,932
Ramayana Lestari Sentosa Tbk PT	13,770,300	1,562,998

		6,473,654

Oil, Gas & Consumable Fuels — 4.8%
Adaro Energy Tbk PT	55,288,939	5,016,583
Alfa Energi Investama Tbk PT(a)	3,079,000	1,504,714
Bukit Asam Tbk PT	12,190,400	2,613,601
Bumi Resources Tbk PT(a)	226,115,600	1,869,444
Delta Dunia Makmur Tbk PT(a)	28,240,100	1,009,105
Indika Energy Tbk PT	10,519,200	1,039,206
Medco Energi Internasional Tbk PT(a)	31,601,233	1,715,954
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	83,539
Sugih Energy Tbk PT(a)(b)	39,886,700	12,576
United Tractors Tbk PT	3,768,296	6,693,032

		21,557,754

Paper & Forest Products — 2.2%
Indah Kiat Pulp & Paper Corp. Tbk PT	10,595,000	5,753,109
Pabrik Kertas Tjiwi Kimia Tbk PT	5,879,700	4,201,993

		9,955,102

Personal Products — 0.3%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	16,843,900	1,132,958

Pharmaceuticals — 1.7%
Kalbe Farma Tbk PT	79,421,385	7,818,325

Real Estate Management & Development — 4.6%
Alam Sutera Realty Tbk PT(a)	57,531,316	1,306,018
Bumi Serpong Damai Tbk PT(a)	31,910,122	3,018,298
Ciputra Development Tbk PT	43,327,913	2,975,047
Hanson International Tbk PT(a)	332,504,035	2,469,464
Lippo Karawaci Tbk PT	58,304,162	1,315,393
Pakuwon Jati Tbk PT	69,891,577	3,452,343
PP Properti Tbk PT	136,045,439	1,115,244
Puradelta Lestari Tbk PT	58,927,100	1,032,179
Sentul City Tbk PT(a)	126,730,200	1,092,157
Summarecon Agung Tbk PT	42,237,358	3,062,930

		20,839,073

Specialty Retail — 0.8%
Ace Hardware Indonesia Tbk PT	30,788,079	3,742,674

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
Sri Rejeki Isman Tbk PT	46,900,800	$1,117,273

Tobacco — 4.1%
Gudang Garam Tbk PT	1,788,342	10,083,505
Hanjaya Mandala Sampoerna Tbk PT	34,905,500	8,266,287

		18,349,792

Trading Companies & Distributors — 0.5%
AKR Corporindo Tbk PT	7,829,100	2,183,207

Transportation Infrastructure — 0.8%
Jasa Marga Persero Tbk PT	8,998,808	3,593,849

Total Common Stocks — 98.9% (Cost: $551,610,148)		444,202,577

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	325,885	325,885

Total Short-Term Investments — 0.1% (Cost: $325,885)		325,885

Total Investments in Securities — 99.0% (Cost: $551,936,033)		444,528,462

Other Assets, Less Liabilities — 1.0%		4,411,121

Net Assets — 100.0%		$448,939,583

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	375,511	(49,626)	325,885	$325,885	$5,952	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$444,106,462	$—	$96,115	$444,202,577
Money Market Funds	325,885	—	—	325,885

	$444,432,347	$—	$96,115	$444,528,462

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